OPERATING PROFIT - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Disclosure of operating profit [line items]
Wages and salaries	$ 1,435.0	$ 1,330.0	$ 1,231.0
Social security costs	193.0	176.0	178.0
Pension costs (including retirement healthcare	76.0	65.0	64.0
Share-based payments	32.0	35.0	31.0
Staff costs	$ 1,736.0	$ 1,606.0	$ 1,504.0
Average number of employees | employee	18,030	16,681	16,333
Audit services:
Group accounts	$ 3.8	$ 2.6	$ 2.4
Local statutory audit pursuant to legislation	2.7	3.4	2.0
Other services: Audit related services	0.3		0.1
Total auditor's remuneration	6.8	6.0	4.5
United Kingdom
Audit services:
Total auditor's remuneration	3.0	2.4	2.5
Outside the UK
Audit services:
Total auditor's remuneration	$ 3.8	$ 3.6	$ 2.0